Recreational Leases	12 Months Ended
Dec. 31, 2012
Deferred Revenue Disclosure [Abstract]
Recreational Leases
Recreational Leases

The Company leases certain access rights to portions of the Mahrt Timberland to individuals and companies for recreational purposes. These operating leases generally have terms of one year with certain provisions to extend the lease agreements for another one-year term. The Company retains substantially all of the risks and benefits of ownership of the timberland properties leased to tenants. As of December 31, 2012, approximately 254,000 acres, or 99%, of the Company’s available timberland had been leased to tenants under operating leases that expire in May 2013. Under the terms of the recreational leases, tenants are required to pay the entire rent upon execution of the lease agreement. Such rental receipts are recorded as other liabilities until earned over the terms of the respective recreational leases and recognized as other revenue. As of December 31, 2012 and 2011, approximately $1.0 million and $1.0 million, respectively, of such rental receipts are recorded as other liabilities in the accompanying consolidated balance sheets. For each of the three years in the period ended December 31, 2012, the Company recognized other revenues related to recreational leases of approximately $2.4 million.